Accrued expenses and deferred income (Tables)	12 Months Ended
Dec. 31, 2018
Accrued expenses and deferred income
Schedule of accrued expenses and deferred income

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Accrued expenses
Personnel-related expenses	794	596	876
External service expenses	364	360	756
Investments in non-current assets	231	271	530
Other telecom operators	396	532	458
Dealer commissions	91	117	219
Leasing and rental expenses	94	110	181
Interest costs	78	63	71
Other accrued expenses	280	174	183
Total accrued expenses	2,328	2,223	3,274

Deferred income
Contracts	909	794	1,040
Prepaid cards	217	325	402
Subscription fees	594	46	44
Total deferred income	1,720	1,165	1,486
Total accrued expenses and deferred income	4,048	3,388	4,760

Schedule of revenue recognised included in opening contract liability

	2018	2017	2016
Revenue recognized included in the opening contract liability balance	731	760	788